CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 20,446,104,000	$ 3,208,440	¥ 40,969,979,000
Restricted cash	6,286,105,000	986,427	8,567,496,000
Short-term investments	29,402,661,000	4,613,919	15,688,321,000
Short-term financing receivables, net of allowance for credit losses of RMB113,905 and RMB131,558 as of December 31, 2020 and 2021, respectively	702,452,000	110,230	3,931,641,000
Accounts receivable, net of allowance for credit losses of RMB1,122,218 and RMB2,151,271 as of December 31, 2020 and 2021, respectively	9,324,952,000	1,463,288	13,183,559,000
Amounts due from and prepayments to related parties	591,342,000	92,794	484,349,000
Loan receivables from related parties	42,788,000	6,714	36,378,000
Prepayments, receivables and other assets	3,129,950,000	491,158	4,677,378,000
Total current assets	69,926,354,000	10,972,970	87,539,101,000
Non-current assets:
Property and equipment, net	1,971,707,000	309,404	1,472,460,000
Right-of-use assets	7,244,211,000	1,136,775	6,821,100,000
Long-term financing receivables, net of allowance for credit losses of RMB13,414 and RMB204 as of December 31, 2020 and 2021, respectively	10,039,000	1,575	218,018,000
Long-term investments, net	17,038,171,000	2,673,661	3,140,315,000
Intangible assets, net	1,141,273,000	179,091	1,642,651,000
Goodwill	1,805,689,000	283,352	2,467,497,000
Other non-current assets	1,181,421,000	185,392	994,394,000
Total non-current assets	30,392,511,000	4,769,250	16,756,435,000
TOTAL ASSETS	100,318,865,000	15,742,220	104,295,536,000
Current liabilities
Accounts payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB139,103 and RMB61,836 as of December 31, 2020 and 2021, respectively)	6,008,765,000	942,906	6,594,846,000
Amounts due to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,537 and RMB142,723 as of December 31, 2020 and 2021, respectively)	584,078,000	91,655	254,255,000
Employee compensation and welfare payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB358,456 and RMB404,715 as of December 31, 2020 and 2021, respectively)	9,834,247,000	1,543,208	11,231,800,000
Customer deposits payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB5,380,491 and RMB3,407,217 as of December 31, 2020 and 2021, respectively)	4,181,337,000	656,143	6,743,256,000
Income taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB146,119 and RMB37,308 as of December 31, 2020 and 2021, respectively)	567,589,000	89,067	986,465,000
Short-term borrowings (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2020 and 2021, respectively)	260,000,000	40,800	0
Lease liabilities current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB18,079 and RMB9,618 as of December 31, 2020 and 2021, respectively)	2,752,795,000	431,974	2,625,979,000
Short-term funding debts (Including amounts of the consolidated VIEs without recourse to primary beneficiaries of RMB1,432,375 and RMB194,200 as of December 31, 2020 and 2021, respectively)	194,200,000	30,474	1,512,510,000
Contract liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB27,397 and RMB7,590 as of December 31, 2020 and 2021, respectively)	1,101,929,000	172,917	734,157,000
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB416,197 and RMB197,900 as of December 31, 2020 and 2021, respectively)	3,451,197,000	541,567	2,950,078,000
Total current liabilities	28,936,137,000	4,540,711	33,633,346,000
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB7,700 and RMB4,483 as of December 31, 2020 and 2021, respectively)	22,920,000	3,597	17,289,000
Lease liabilities non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB25,475 and RMB3,416 as of December 31, 2020 and 2021, respectively)	4,302,934,000	675,224	3,833,914,000
Long-term funding debts (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB15,000 and nil as of December 31, 2020 and 2021, respectively)	0		15,000,000
Other non-current liabilities	1,381,000	217	3,471,000
Total non-current liabilities	4,327,235,000	679,038	3,869,674,000
TOTAL LIABILITIES	33,263,372,000	5,219,749	37,503,020,000
Commitments and contingencies
KE Holdings Inc. shareholders' equity (deficit):
Ordinary Shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 23,614,698,720 Class A ordinary shares, 885,301,280 Class B ordinary shares and 500,000,000 shares each of such classes to be designated, 2,666,966,855 and 2,705,911,235 Class A ordinary shares issued and outstanding as of December 31, 2020 and 2021; 885,301,280 Class B ordinary shares issued and outstanding as of December 31, 2020 and 2021)	489,000	77	482,000
Additional paid-in capital	78,972,169,000	12,392,457	77,433,882,000
Statutory reserves	483,887,000	75,932	392,834,000
Accumulated other comprehensive loss	(2,639,723,000)	(414,230)	(1,834,087,000)
Accumulated deficit	(9,842,846,000)	(1,544,557)	(9,227,664,000)
Total KE Holdings Inc. shareholders' equity	66,973,976,000	10,509,679	66,765,447,000
Non-controlling interests	81,517,000	12,792	27,069,000
TOTAL SHAREHOLDERS' EQUITY	67,055,493,000	10,522,471	66,792,516,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 100,318,865,000	$ 15,742,220	¥ 104,295,536,000